Subsequent Events - Additional Information (Details)		1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 06, 2023	Aug. 31, 2022 USD ($)	Jun. 30, 2022 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Subsequent Event [Line Items]
Business acquisition, cash consideration transferred				$ 5,749,202	$ 0	$ 0	$ 72,088
National Automobile Club
Subsequent Event [Line Items]
Business acquisition, percentage of equity interests acquired	100.00%	100.00%
Business acquisition, cash consideration transferred		$ 1,750,000		$ 1,750,000		$ 1,750,000
Business acquisition, effective date	Jun. 06, 2023
National Automobile Club | Subsequent Event
Subsequent Event [Line Items]
Business acquisition, effective date	Jun. 06, 2023
AXA Partners Holding S.A | Global Insurance Management and A1 Guarantee Limited
Subsequent Event [Line Items]
Business acquisition, percentage of equity interests acquired			100.00%
Business acquisition, cash consideration transferred | £			£ 5,000,000